Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001820190
Entity Tax Identification Number	92-1062542
Entity Registrant Name	Scilex Holding Company
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Primary SIC Number	2836
Amendment Description	This Post-Effective Amendment No. 3 (“Post-Effective Amendment No. 3”) to the Registration Statement on Form S-1 (File No. 333-268603) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 27, 2022, is being filed to include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024 filed with the SEC on March 31, 2025 and to update certain other information in the Registration Statement. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were paid at the time of the original filing of the Registration Statement on November 30, 2022. Scilex Holding Company (the “Company”) completed a l-for-35 reverse stock split on April 15, 2025. Unless indicated otherwise, all share and per share information presented in the prospectus forming a part of this Post-Effective Amendment No. 3 reflects the completion of the reverse stock split. The Company’s historical financial statements included in this prospectus do not reflect the reverse stock split.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Contact Personnel Name	Jaisim Shah